UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hocky Management Company, LLC
Address:    105 South Bedford Road, Suite 310
            Mount Kisco, New York  10549

Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Sachs
Title:      Managing Member
Phone:      (914) 244-4100

Signature                     Place                      Date of Signing:

/S/ DAVID SACHS               MT. KISCO NY               NOVEMBER 13, 2006
---------------               ------------               -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $ 283,945
                                         (thousands)

List of Other Included Managers:

None

                                                           MARKET
                                                            VALUE  SHARES/ SH/ PUT    INVESTMENT
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      * 1000  PRN AMT PRN /CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
AK STEEL HOLDING CORP           COMMON STOCK    001547108     256    21100 SH         SOLE                    19900            1200
***ABITIBI-CONSOLIDATED INC     COMMON STOCK    003924107    4940  2000000 SH         SOLE                  1884000          116000
BAXTER INTERNATIONAL INC        COMMON STOCK    071813109   21162   465500 SH         SOLE                   440500           25000
BED BATH & BEYOND INC           COMMON STOCK    075896100   12791   334309 SH         SOLE                   315200           19109
DST SYSTEMS INC-DEL             COMMON STOCK    233326107   19438   315200 SH         SOLE                   297100           18100
EAGLE MATERIALS INC             COMMON STOCK    26969P108    3853   114404 SH         SOLE                   107200            7204
EXPEDIA INC DEL                 COMMON STOCK    30212P105     588    37503 SH         SOLE                    37503
FINISH LINE INC-CL A            COMMON STOCK    317923100    4686   371340 SH         SOLE                   343300           28040
FISERV INC                      COMMON STOCK    337738108   13481   286281 SH         SOLE                   271000           15281
FLOWSERVE CORP                  COMMON STOCK    34354P105   14190   280500 SH         SOLE                   265700           14800
***FOMENTO ECONOMICO MEXICANO   COMMON STOCK    344419106   12583   129800 SH         SOLE                   123100            6700
GENERAL ELECTRIC CO             COMMON STOCK    369604103    7943   225000 SH         SOLE                   213400           11600
HEXCEL CORP NEW                 COMMON STOCK    428291108   11906   841400 SH         SOLE                   798700           42700
HILLENBRAND INDUSTRIES INC      COMMON STOCK    431573104   10997   193000 SH         SOLE                   183000           10000
HOVNANIAN ENTERPRISES INC-CL A  COMMON STOCK    442487203     880    30000 SH         SOLE                    28500            1500
IAC/INTERACTIVECORP             COMMON STOCK    44919P300    1079    37503 SH         SOLE                    37503
INTERMUNE INC                   COMMON STOCK    45884X103    8102   493447 SH         SOLE                   461500           31947
INTERNET CAP GROUP INC          COMMON STOCK    46059C205    2671   282600 SH         SOLE                   264200           18400
KOPPERS HLDGS INC               COMMON STOCK    50060P106   15214   802000 SH         SOLE                   757500           44500
KROGER CO                       COMMON STOCK    501044101    2036    88000 SH         SOLE                    88000
MERGE TECHNOLOGIES INC          COMMON STOCK    589981109    4211   612047 SH         SOLE                   574000           38047
NALCO HOLDING COMPANY           COMMON STOCK    62985Q101   17550   947600 SH         SOLE                   892200           55400
PALL CORP                       COMMON STOCK    696429307   11594   376300 SH         SOLE                   354600           21700
PENTAIR INC                     COMMON STOCK    709631105   10717   409200 SH         SOLE                   387000           22200
QUALCOMM INC                    COMMON STOCK    747525103   10723   295000 SH         SOLE                   279000           16000
READERS DIGEST ASSOCIATION INC  COMMON STOCK    755267101    6415   495000 SH         SOLE                   465400           29600
REDWOOD TRUST INC               COMMON STOCK    758075402   11399   226300 SH         SOLE                   213100           13200
SHAW GROUP INC                  COMMON STOCK    820280105    5035   213000 SH         SOLE                   201000           12000
***TYCO INTERNATIONAL LTD       COMMON STOCK    902124106   14586   521100 SH         SOLE                   494300           26800
UNITED STATES STL CORP NEW      COMMON STOCK    912909108   12816   222200 SH         SOLE                   211300           10900
VALSPAR CORP                    COMMON STOCK    920355104   10103   379800 SH         SOLE                   357600           22200

                                                           283945                     No. of Other Managers  0